PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

10.PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Freehold land	2,048,104	2,119,897	84,387,445
Buildings and structures	26,303,728	29,613,489	1,178,834,003
Machinery and equipment	70,764,858	85,187,698	3,391,095,020
Leased-out batteries	5,895,670	6,129,613	244,003,543
Vehicles	2,537,029	2,253,254	89,696,031
Office equipment	829,408	1,051,712	41,865,849
Others	75,847	81,506	3,244,536
Subtotal	108,454,644	126,437,169	5,033,126,428
Less: Accumulated depreciation	(23,914,727)	(33,374,063)	(1,328,532,423)
Less: Impairment charges	(5,840,402)	(13,829,202)	(550,503,642)
Total property, plant and equipment, net	78,699,515	79,233,904	3,154,090,363

The Group recorded depreciation expenses of VND10,993.1 billion (USD437.6 million), VND9,493.6 billion and VND6,507.9 billion for the years ended December 31, 2025, 2024 and 2023 respectively.

As of December 31, 2025, a portion of property, plant and equipment with the carrying value of VND24,651.7 billion (USD981.3 million) (December 31, 2024: VND31,250.6 billion) was mortgaged with banks to secure the Group’s loans and debts (Note 13.2).

During the year, the amount of interest cost that has been capitalized is VND180.6 billion (USD7.2 million) (2024: VND409.4 billion, 2023: VND669.4 billion).

10.PROPERTY, PLANT AND EQUIPMENT, NET (continued)

In 2025, the Group identified specific impairment indicators associated with individual assets, which include:

●	Impairment of leased-out batteries of VND366.9 billion (USD14.6 million) under the Car and E-scooter segments was recognized during the year (2024: VND907.2 billion, 2023: VND1,023.6 billion) due to competitive lease subscription fee provided to customers. The Group impaired identified asset based on its fair value.
●	Impairment of battery production line facilities under the Car segment was recognized during the year of VND1,350.2 billion (USD53.7 million) (2024: VND2,665.3 billion) due to idle operations. The Group impaired identified asset based as management assessed that the assets could not generate any future economic benefit.
●	Impairment of showroom assets under the Car segment was recognized during the year of VND946.6 billion (USD37.7 million) (2024: VND190.7 billion) due to the change in plan of these showrooms. The Group impaired identified asset based on its disposal cashflows.
●	Impairment of North Carolina factory under the Car segment was recognized during the year of VND5,802.3 billion (USD231.0 million) due to the change in plan. The Group impaired identified asset based on its fair value.

The impairment losses were recognised in the administrative expenses. The following methods and significant unobservable inputs were used for the estimation of fair value measurements categorized within Level 2 and Level 3 of the fair value hierarchy:

Item	Level of fair value hierarchy	Valuation technique	Valuation date	Significant unobservable inputs	Amount
Fair value of leased-out batteries	Level 3	Discounted Cash Flow	December 31, 2025	Discounted rate	8.67 – 10.73 (%/annum)
Fair value of North Carolina factory	Level 2	Market Approach	December 31, 2025	N/A	N/A